SUPPLEMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Statement Of Cash Flows Abstract
Disclosure for statement of cash flows changes in non-cash working capital and cash interest transactions [Table Text Block]
For the years ended
(Cdn$ thousands)	December 31, 2022	December 31, 2021	December 31, 2020
(Use) source of cash:
Accounts receivable	(39,802)	(19,134)	2,993
Prepaid expenses and deposits	(1,813)	(71)	(634)
Accounts payable and accrued liabilities	18,681	62,673	(31,126)
	(22,934)	43,468	(28,767)
Relating to:
Related to operating activities	(38,657)	6,131	(9,801)
Related to investing activities	15,723	37,337	(18,966)
	(22,934)	43,468	(28,767)

Other:
Interest paid	10,764	6,433	35,582
Interest received	75	65	106